UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (97.3%)(a)
			Shares	Value

Aerospace and defense (4.4%)

Airbus SE (France)			8,101	$769,892

MTU Aero Engines AG (Germany)			2,093	333,828

Raytheon Co.			1,515	282,669

Thales SA (France)			4,179	473,073

				1,859,462
Airlines (0.7%)

Dart Group PLC (United Kingdom)			42,397	304,796

				304,796
Auto components (2.8%)

Toyo Tire & Rubber Co., Ltd. (Japan)			20,300	456,898

Valeo SA (France)			9,523	706,604

				1,163,502
Banks (7.1%)

Banco Macro SA ADR (Argentina)			3,539	415,302

HDFC Bank, Ltd. (India)			22,205	614,321

ING Groep NV GDR (Netherlands)			28,306	521,896

Sberbank of Russia PJSC ADR (Russia)			32,588	463,890

Societe Generale SA (France)			7,905	462,802

UniCredit SpA (Italy)(NON)			24,328	518,134

				2,996,345
Beverages (2.8%)

Diageo PLC (United Kingdom)			17,793	584,859

Heineken NV (Netherlands)			6,225	615,441

				1,200,300
Biotechnology (2.2%)

China Biologic Products Holdings, Inc. (China)(NON)			2,344	216,281

Shire PLC (United Kingdom)			13,731	696,974

				913,255
Building products (3.1%)

Assa Abloy AB Class B (Sweden)			15,516	354,329

Johnson Controls International PLC			14,436	581,626

Sanwa Holdings Corp. (Japan)			31,400	360,411

				1,296,366
Capital markets (3.7%)

Amundi SA (France)			6,018	500,163

Burford Capital, Ltd. (United Kingdom)			43,403	601,956

Hamilton Lane, Inc. Class A(S)			10,551	283,294

KKR & Co. LP			8,512	173,049

				1,558,462
Chemicals (1.6%)

Akzo Nobel NV (Netherlands)			3,213	296,656

Albemarle Corp.(S)			2,881	392,709

				689,365
Commercial services and supplies (0.9%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			1	1

Securitas AB Class B (Sweden)			22,324	373,853

				373,855
Communications equipment (1.4%)

Nokia OYJ (Finland)			97,223	581,664

				581,664
Construction and engineering (2.4%)

Kumagai Gumi Co., Ltd. (Japan)			15,900	480,326

Kyudenko Corp. (Japan)			14,200	550,311

				1,030,637
Construction materials (1.0%)

LafargeHolcim, Ltd. (Switzerland)			7,426	434,049

				434,049
Containers and packaging (1.3%)

RPC Group PLC (United Kingdom)			41,099	545,494

				545,494
Distributors (0.5%)

PALTAC Corp. (Japan)			5,600	218,834

				218,834
Diversified financial services (2.9%)

Challenger, Ltd. (Australia)			75,030	735,784

ORIX Corp. (Japan)			29,700	479,439

				1,215,223
Diversified telecommunication services (0.8%)

Com Hem Holding AB (Sweden)			22,242	317,864

				317,864
Electric utilities (0.7%)

Power Grid Corp. of India, Ltd. (India)			91,042	294,548

				294,548
Electrical equipment (0.5%)

KEI Industries, Ltd. (India)(NON)			44,585	222,522

				222,522
Electronic equipment, instruments, and components (2.2%)

Elite Material Co., Ltd. (Taiwan)			71,000	338,040

TDK Corp. (Japan)			8,400	573,445

				911,485
Equity real estate investment trusts (REITs) (0.8%)

Hibernia REIT PLC (Ireland)			191,816	345,729

				345,729
Food and staples retail (1.6%)

AIN Holdings, Inc. (Japan)			3,900	268,834

X5 Retail Group NV GDR (Russia)(NON)			8,715	391,216

				660,050
Food products (3.4%)

Associated British Foods PLC (United Kingdom)			13,661	584,502

Kerry Group PLC Class A (Ireland)			6,076	583,762

Nomad Foods, Ltd. (United Kingdom)(NON)			17,072	248,739

				1,417,003
Hotels, restaurants, and leisure (3.7%)

Compass Group PLC (United Kingdom)			32,394	687,148

Cox & Kings, Ltd. (India)			68,416	289,701

Dalata Hotel Group PLC (Ireland)(NON)			91,169	595,872

				1,572,721
Household durables (2.5%)

Basso Industry Corp. (Taiwan)			95,000	265,623

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			2	2

Sony Corp. (Japan)			20,800	774,208

				1,039,833
Industrial conglomerates (2.4%)

Rheinmetall AG (Germany)			3,413	384,666

Siemens AG (Germany)			4,557	642,002

				1,026,668
Insurance (3.3%)

Admiral Group PLC (United Kingdom)			9,148	222,734

AIA Group, Ltd. (Hong Kong)			109,600	812,826

IRB Brasil Resseguros S/A (Brazil)(NON)			39,271	375,084

				1,410,644
Internet and direct marketing retail (—%)

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Luxembourg)(F)(RES)(NON)			1,554	16,629

				16,629
Internet software and services (6.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			4,080	704,657

Alphabet, Inc. Class C(NON)			204	195,658

Delivery Hero Holding GmbH (acquired 6/12/15, cost $177,146) (Private) (Germany)(F)(RES)(NON)			6,900	245,877

Delivery Hero Holding GmbH (Germany)(NON)			2,708	107,220

Instructure, Inc.(NON)			5,048	167,341

SMS Co., Ltd. (Japan)			16,400	522,720

Tencent Holdings, Ltd. (China)			19,200	830,057

				2,773,530
IT Services (1.0%)

DXC Technology Co.			4,779	410,421

				410,421
Life sciences tools and services (1.2%)

Clinigen Group PLC (United Kingdom)			35,911	512,967

				512,967
Machinery (2.8%)

DMG Mori Co., Ltd. (Japan)			15,000	269,456

Komatsu, Ltd. (Japan)			16,300	464,271

SMC Corp. (Japan)			1,300	458,783

				1,192,510
Media (2.0%)

Altice NV Class A (Netherlands)(NON)			17,596	352,400

Liberty Global PLC LiLAC Class C (United Kingdom)(NON)			10,882	253,551

Zee Entertainment Enterprises, Ltd. (India)			30,712	244,577

				850,528
Metals and mining (2.3%)

Alcoa Corp.(NON)			12,697	591,934

Iluka Resources, Ltd. (Australia)			53,494	400,052

				991,986
Oil, gas, and consumable fuels (3.0%)

Cairn Energy PLC (United Kingdom)(NON)			88,555	227,241

EnCana Corp. (Canada)			43,653	513,935

Royal Dutch Shell PLC Class A (United Kingdom)			17,903	539,415

				1,280,591
Personal products (2.1%)

Shiseido Co., Ltd. (Japan)			5,600	224,818

Unilever NV ADR (Netherlands)			10,997	650,388

				875,206
Pharmaceuticals (4.5%)

Bayer AG (Germany)			7,756	1,056,934

Jazz Pharmaceuticals PLC(NON)			1,742	254,768

Richter Gedeon Nyrt (Hungary)			10,968	272,403

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (China)			76,000	316,444

				1,900,549
Professional services (2.4%)

Outsourcing, Inc. (Japan)			26,000	361,736

RELX NV (United Kingdom)			30,841	656,482

				1,018,218
Semiconductors and semiconductor equipment (4.2%)

Lasertec Corp. (Japan)			13,600	279,704

Rohm Co., Ltd. (Japan)			3,600	309,380

SCREEN Holdings Co., Ltd. (Japan)			5,400	375,404

SK Hynix, Inc. (South Korea)			7,013	509,280

STMicroelectronics NV (France)			15,292	295,865

				1,769,633
Software (1.4%)

NCSOFT Corp. (South Korea)			846	344,137

Nintendo Co., Ltd. (Japan)			700	259,448

				603,585
Specialty retail (0.4%)

PC Jeweller, Ltd. (India)			34,894	177,192

				177,192
Textiles, apparel, and luxury goods (1.3%)

Adidas AG (Germany)			2,433	550,383

				550,383
Water utilities (0.7%)

China Water Affairs Group, Ltd. (China)			430,000	305,790

				305,790
Wireless telecommunication services (0.7%)

Turkcell Iletisim Hizmetleri AS (Turkey)			87,323	311,017

				311,017

Total common stocks (cost $34,283,737)				$41,141,411

WARRANTS (1.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Shanghai International Airport Co., Ltd. 144A (China)	5/7/18	$0.00	80,400	$459,927

Total warrants (cost $430,714)				$459,927

SHORT-TERM INVESTMENTS (3.9%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)			591,300	$591,300

Putnam Short Term Investment Fund 1.17%(AFF)			1,061,686	1,061,686

Total short-term investments (cost $1,652,986)				$1,652,986

TOTAL INVESTMENTS

Total investments (cost $36,367,437)				$43,254,324

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $16,699,107) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$311,591	$303,712	$7,879
	British Pound	Sell	12/20/17	1,240,860	1,208,383	(32,477)
	Canadian Dollar	Buy	10/18/17	245,190	250,427	(5,237)
	Canadian Dollar	Sell	10/18/17	245,190	243,408	(1,782)
	Hong Kong Dollar	Buy	11/15/17	253,619	254,011	(392)
	Japanese Yen	Buy	11/15/17	194,493	198,946	(4,453)
Barclays Bank PLC
	Euro	Sell	12/20/17	49,737	50,166	429
	Hong Kong Dollar	Buy	11/15/17	53,671	53,757	(86)
	Swiss Franc	Buy	12/20/17	567,661	571,691	(4,030)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	274,260	267,398	6,862
	British Pound	Sell	12/20/17	140,903	136,450	(4,453)
	Danish Krone	Buy	12/20/17	497,282	500,436	(3,154)
	Euro	Buy	12/20/17	564,676	569,215	(4,539)
	Japanese Yen	Buy	11/15/17	946,638	963,902	(17,264)
	Mexican Peso	Buy	10/18/17	25,466	25,132	334
Credit Suisse International
	Canadian Dollar	Sell	10/18/17	31,019	26,417	(4,602)
Goldman Sachs International
	Australian Dollar	Buy	10/18/17	449,702	438,640	11,062
	Chinese Yuan	Sell	11/15/17	2,397,547	2,369,582	(27,965)
	Euro	Buy	12/20/17	771,103	778,432	(7,329)
	Japanese Yen	Sell	11/15/17	577,381	587,386	10,005
HSBC Bank USA, National Association
	Euro	Sell	12/20/17	735,017	741,960	6,943
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/20/17	964,696	935,922	28,774
	Euro	Sell	12/20/17	134,136	134,319	183
	Japanese Yen	Buy	11/15/17	98,562	100,701	(2,139)
	New Zealand Dollar	Buy	10/18/17	69,103	69,657	(554)
	Norwegian Krone	Buy	12/20/17	322,399	330,273	(7,874)
	Singapore Dollar	Buy	11/15/17	286,326	286,294	32
	South Korean Won	Sell	11/15/17	835,245	851,887	16,642
	Swedish Krona	Buy	12/20/17	203,216	208,148	(4,932)
	Swiss Franc	Sell	12/20/17	627,251	631,873	4,622
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/18/17	372,153	358,455	(13,698)
	Israeli Shekel	Buy	10/18/17	283,129	286,897	(3,768)
	Japanese Yen	Sell	11/15/17	376,926	382,665	5,739
	Swiss Franc	Buy	12/20/17	1,385,723	1,395,710	(9,987)
UBS AG
	Swiss Franc	Buy	12/20/17	185,518	186,855	(1,337)

Unrealized appreciation						99,506
Unrealized depreciation						(162,052)

Total						$(62,546)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $42,262,923.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $262,510, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,419,944	$9,260,738	$10,089,382	$8,294	$591,300
	Putnam Short Term Investment Fund**	357,082	12,103,469	11,398,865	4,063	1,061,686

	Total Short-term investments	$1,777,026	$21,364,207	$21,488,247	$12,357	$1,652,986
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $591,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $593,165.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $101,483 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.0%
	United Kingdom	15.6
	United States	10.3
	Germany	7.8
	France	7.5
	China	6.6
	Netherlands	5.7
	India	4.3
	Ireland	3.6
	Australia	2.7
	Sweden	2.5
	Russia	2.0
	South Korea	2.0
	Hong Kong	1.9
	Taiwan	1.4
	Finland	1.4
	Italy	1.2
	Canada	1.2
	Switzerland	1.0
	Argentina	1.0
	Brazil	0.9
	Turkey	0.7
	Hungary	0.6
	Other	0.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $104,243 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,145,958	$2,427,033	$16,631
Consumer staples	3,658,907	493,652	—
Energy	1,280,591	—	—
Financials	4,538,304	2,642,370	—
Health care	3,010,327	316,444	—
Industrials	5,157,216	3,167,816	2
Information technology	2,462,826	4,341,615	245,877
Materials	2,260,842	400,052	—
Real estate	345,729	—	—
Telecommunication services	628,881	—	—
Utilities	—	600,338	—
Total common stocks	26,489,581	14,389,320	262,510
Warrants	—	459,927	—
Short-term investments	1,061,686	591,300	—

Totals by level	$27,551,267	$15,440,547	$262,510

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(62,546)	$—

Totals by level	$—	$(62,546)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$99,506	$162,052
Equity contracts	459,927	—

Total	$559,433	$162,052

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$18,300,000
Warrants (number of warrants)		120,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017